EVENTS AFTER THE REPORTING PERIOD (Details) ₴ in Millions, ₨ in Millions, ৳ in Millions, $ in Millions					1 Months Ended													2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 24, 2023 shares	Apr. 14, 2023 shares director	Mar. 15, 2023	Mar. 31, 2022 UAH (₴)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Apr. 30, 2023 UAH (₴)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 UAH (₴) shares	May 31, 2022 USD ($)	May 31, 2022 UAH (₴)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 UAH (₴)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 PKR (₨)	Feb. 28, 2022 USD ($)	May 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Jul. 04, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 UAH (₴) shares	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	[1]	Jul. 19, 2023 shares	Jul. 01, 2023 shares	Jun. 29, 2023 director	Jun. 26, 2023 USD ($)	Jun. 26, 2023 BDT (৳)	May 31, 2023 USD ($)	Apr. 26, 2023 USD ($)	Apr. 20, 2023 USD ($)	Apr. 19, 2023 USD ($)	Apr. 04, 2023	Feb. 06, 2023 shares	Feb. 05, 2023 shares	Jan. 30, 2023	Jan. 24, 2023	Dec. 31, 2022 UAH (₴)	Apr. 30, 2022 PKR (₨)	Apr. 30, 2022 UAH (₴)
Disclosure of non-adjusting events after reporting period
Borrowings | $																					$ 6,670		$ 7,595
Repayments of borrowings, classified as financing activities | $																					1,619		$ 1,977	[1]	$ 4,148
Number of American Depositary Shares (in shares)																																					1	1
Number of shares represented by one depositary receipt (in shares)																																					25	1
Number of executives under equity settled awards scheme | director		5
Number of years, group CFO contract			3 years
Approved directors | director																													7
Approved directors already serving | director																													6
Revolving credit facility
Disclosure of non-adjusting events after reporting period
Borrowings | $																					$ 1,055
Proceeds from non-current borrowings | $								$ 82									$ 430	$ 610
Deferred shares plan
Disclosure of non-adjusting events after reporting period
Number of share options exercised in share-based payment arrangement (in shares)																					2,659,740	2,659,740
Former board member | Common shares
Disclosure of non-adjusting events after reporting period
Number of share options exercisable in share-based payment arrangement (in shares)										1,224,086
VEON Holdings B.V. | Revolving credit facility
Disclosure of non-adjusting events after reporting period
Notional amount | $																					$ 1,055
Proceeds from non-current borrowings | $								$ 82									$ 430	$ 610
Kyivstar | OTP Bank UAH 490 million loan
Disclosure of non-adjusting events after reporting period
Notional amount | ₴				₴ 1,250						₴ 1,250		₴ 1,250																													₴ 1,250		₴ 1,250
Repayments of borrowings, classified as financing activities				₴ 490					$ 17	₴ 490	$ 17	₴ 490	$ 17	₴ 490	$ 17						$ 17	₴ 490
PMCL (Pakistan Mobile Communications Ltd) | PKR50BN syndicated credit facility
Disclosure of non-adjusting events after reporting period
Proceeds from non-current borrowings					$ 41	₨ 10,000									$ 222	₨ 40,000
PMCL (Pakistan Mobile Communications Ltd) | Syndicated loan with a 10 year maturity
Disclosure of non-adjusting events after reporting period
Notional amount													217																													₨ 40,000
Borrowings													$ 156																													₨ 30,000
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period
Scheme creditors percentage voting																																								97.59%
Tax and interest claim amount																														$ 76	৳ 8,231
Interest claim																														$ 40	৳ 4,307
Issue of notes | 2023 Notes
Disclosure of non-adjusting events after reporting period
Notes, amendment fee payable, basis points																																							2.00%
Notes, purchase price, percentage of principal amount (in percent)																																				102.00%			102.00%
Issue of notes | October 2023 Notes
Disclosure of non-adjusting events after reporting period
Notes and debentures issued | $																																	$ 364		$ 165
Issue of notes | December 2023 Notes
Disclosure of non-adjusting events after reporting period
Notes and debentures issued | $																																	$ 406		$ 294
Issue of notes | PJSC VimpelCom | VEON Holdings B.V.
Disclosure of non-adjusting events after reporting period
Proceeds | $																			$ 1,572
Share based payment transactions | Common shares
Disclosure of non-adjusting events after reporting period
Number of share options exercised in share-based payment arrangement (in shares)	1,761,100
Share based payment transactions | Deferred shares plan | Common shares
Disclosure of non-adjusting events after reporting period
Number of share options exercised in share-based payment arrangement (in shares)	824,400
Number of share options exercisable in share-based payment arrangement (in shares)																												1,395,358
Share based payment transactions | Short term incentive scheme
Disclosure of non-adjusting events after reporting period
Number of share options granted in share-based payment arrangement (in shares)		154,876
Share based payment transactions | Long term incentive scheme
Disclosure of non-adjusting events after reporting period
Number of share options granted in share-based payment arrangement (in shares)		643,286
Share based payment transactions | Joop Brakenhoff | Deferred shares plan
Disclosure of non-adjusting events after reporting period
Number of share options exercised in share-based payment arrangement (in shares)																				52,543
Number of shares withheld for taxes (in shares)																				51,504
Share based payment transactions | Executive Committee | Common shares
Disclosure of non-adjusting events after reporting period
Number of share options exercisable in share-based payment arrangement (in shares)																											261,100
Share based payment transactions | Members of the board | Common shares
Disclosure of non-adjusting events after reporting period
Number of share options exercisable in share-based payment arrangement (in shares)																											1,750,000
Share based payment transactions | Former board member | Common shares
Disclosure of non-adjusting events after reporting period
Number of share options exercised in share-based payment arrangement (in shares)	618,175
Borrowings | Revolving credit facility
Disclosure of non-adjusting events after reporting period
Borrowings | $					692																											$ 363		$ 692
Borrowings | Kyivstar | OTP Bank UAH 490 million loan
Disclosure of non-adjusting events after reporting period
Repayments of borrowings, classified as financing activities					21		₴ 760
Borrowings | Kyivstar | Raiffeisen Bank Aval
Disclosure of non-adjusting events after reporting period
Repayments of borrowings, classified as financing activities					$ 38		₴ 1,400

[1]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)